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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

BARON SELECT FUNDS

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Select Funds
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1.	Schedule of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (120.28%)

Consumer Discretionary (39.93%)
	Automobile Manufacturers (10.70%)
800,000	Tesla Motors, Inc.[1]	$171,881,321	$194,144,000

	Automotive Retail (5.12%)
2,000,000	CarMax, Inc.[1]	69,489,756	92,900,000

	Broadcasting (1.65%)
400,000	Discovery Communications, Inc., Cl A1	4,415,713	15,120,000
400,000	Discovery Communications, Inc., Cl C1	4,339,942	14,912,000

		8,755,655	30,032,000

	Hotels, Resorts & Cruise Lines (8.34%)
2,500,000	Hyatt Hotels Corp., Cl A1	67,148,542	151,300,000

	Leisure Facilities (4.43%)
925,800	Vail Resorts, Inc.	27,801,851	80,322,408

	Movies & Entertainment (4.61%)
5,082,348	Manchester United plc, Cl A1,2	86,803,929	83,757,095

	Specialty Stores (5.08%)
2,100,000	Dick’s Sporting Goods, Inc.	58,896,964	92,148,000

Total Consumer Discretionary		490,778,018	724,603,503

Energy (9.30%)
	Oil & Gas Drilling (3.77%)
700,000	Helmerich & Payne, Inc.	24,104,765	68,509,000

	Oil & Gas Exploration & Production (5.53%)
800,000	Concho Resources, Inc.[1]	66,533,353	100,312,000

Total Energy		90,638,118	168,821,000

Financials (22.59%)
	Asset Management & Custody Banks (5.58%)
3,325,000	The Carlyle Group	88,969,023	101,279,500

	Investment Banking & Brokerage (5.83%)
3,600,000	The Charles Schwab Corp.	43,979,939	105,804,000
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Property & Casualty Insurance (7.39%)
2,450,000	Arch Capital Group Ltd.[1,2]	$33,071,318	$134,064,000

	Specialized REITs (3.79%)
2,225,000	Gaming and Leisure Properties, Inc.	72,902,128	68,752,500

Total Financials		238,922,408	409,900,000

Health Care (6.85%)
	Health Care Equipment (4.26%)
150,000	Edwards Lifesciences Corp.[1]	10,009,100	15,322,500
525,000	IDEXX Laboratories, Inc.[1]	45,812,786	61,860,750

		55,821,886	77,183,250

	Life Sciences Tools & Services (2.59%)
287,000	Illumina, Inc.[1]	15,671,895	47,045,040

Total Health Care		71,493,781	124,228,290

Industrials (16.09%)
	Industrial Machinery (1.22%)
251,687	The Middleby Corp.[1]	19,491,302	22,181,175

	Research & Consulting Services (5.03%)
1,500,000	Verisk Analytics, Inc., Cl A1	40,826,578	91,335,000

	Trading Companies & Distributors (9.84%)
3,004,866	Air Lease Corp.	101,578,986	97,658,145
1,800,000	Fastenal Co.	31,516,561	80,820,000

		133,095,547	178,478,145

Total Industrials		193,413,427	291,994,320

Information Technology (17.47%)
	Application Software (5.84%)
685,000	FactSet Research Systems, Inc.	39,877,102	83,248,050
425,000	Mobileye N.V.[1,2]	12,339,087	22,775,750

		52,216,189	106,023,800

	Internet Software & Services (9.00%)
1,050,000	CoStar Group, Inc.[1]	105,112,240	163,317,000

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)
	IT Consulting & Other Services (2.63%)
649,000	Gartner, Inc.[1]	$41,264,138	$47,682,030

Total Information Technology		198,592,567	317,022,830

Utilities (8.05%)
	Electric Utilities (8.05%)
4,100,000	ITC Holdings Corp.	41,833,832	146,083,000

Total Common Stocks		1,325,672,151	2,182,652,943

Private Equity Investments (2.54%)

Financials (2.54%)
	Asset Management & Custody Banks (2.54%)
7,579,130	Windy City Investments Holdings, L.L.C.[1,3,4,6]	41,134,888	46,081,111

Principal Amount

Short Term Investments (0.02%)

$302,481	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2014, 0.00% due 10/1/2014; Proceeds at maturity - $302,481; (Fully collateralized by $310,000 U.S. Treasury Note, 2.125% due 6/30/2021; Market value - $310,000) [5]	302,481	302,481

Total Investments (122.84%)		$1,367,109,520	2,229,036,535

Liabilities Less Cash and Other Assets (-22.84%)			(414,412,309)

Net Assets			$1,814,624,226

Retail Shares (Equivalent to $34.88 per share based on 34,928,322 shares outstanding)			$1,218,315,318

Institutional Shares (Equivalent to $35.38 per share based on 16,856,545 shares outstanding)			$596,308,908

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At September 30, 2014, the market value of restricted and fair valued securities amounted to $46,081,111 or 2.54% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (95.02%)

Consumer Discretionary (39.13%)
	Automobile Manufacturers (3.14%)
25,000	Tesla Motors, Inc.[1]	$6,296,784	$6,067,000

	Automotive Retail (3.73%)
155,000	CarMax, Inc.[1]	4,467,838	7,199,750

	Casinos & Gaming (4.75%)
365,509	Pinnacle Entertainment, Inc.[1]	7,129,578	9,170,621

	Hotels, Resorts & Cruise Lines (11.57%)
150,000	Choice Hotels International, Inc.	5,080,139	7,800,000
240,000	Hyatt Hotels Corp., Cl A1	7,807,007	14,524,800

		12,887,146	22,324,800

	Leisure Facilities (6.13%)
136,230	Vail Resorts, Inc.	8,272,836	11,819,314

	Leisure Products (2.07%)
185,000	BRP, Inc. (Canada)[1,2]	4,626,395	3,995,848

	Movies & Entertainment (4.27%)
500,000	Manchester United plc, Cl A1,2	7,906,006	8,240,000

	Specialty Stores (3.47%)
152,500	Dick’s Sporting Goods, Inc.	4,219,565	6,691,700

Total Consumer Discretionary		55,806,148	75,509,033

Consumer Staples (4.32%)
	Household Products (1.82%)
50,000	Church & Dwight Co., Inc.	1,274,171	3,508,000

	Packaged Foods & Meats (2.50%)
60,000	TreeHouse Foods, Inc.[1]	4,162,837	4,830,000

Total Consumer Staples		5,437,008	8,338,000

Energy (3.04%)
	Oil & Gas Drilling (3.04%)
60,000	Helmerich & Payne, Inc.	2,706,770	5,872,200

Financials (8.21%)
	Asset Management & Custody Banks (5.37%)
225,000	The Carlyle Group	5,547,079	6,853,500
102,595	Financial Engines, Inc.	3,512,265	3,510,288

		9,059,344	10,363,788
Shares		Cost	Value

Common Stocks (continued)

Financials (continued)
	Property & Casualty Insurance (2.84%)
100,000	Arch Capital Group Ltd.[1,2]	$1,800,056	$5,472,000

Total Financials		10,859,400	15,835,788

Industrials (15.98%)
	Industrial Machinery (5.90%)
200,000	Colfax Corp.[1]	6,735,985	11,394,000

	Railroads (4.45%)
90,000	Genesee & Wyoming, Inc., Cl A1	2,791,608	8,577,900

	Research & Consulting Services (2.84%)
90,000	Verisk Analytics, Inc., Cl A1	2,549,137	5,480,100

	Trading Companies & Distributors (2.79%)
120,000	Fastenal Co.	3,138,161	5,388,000

Total Industrials		15,214,891	30,840,000

Information Technology (15.09%)
	Application Software (8.33%)
6,500	Concur Technologies, Inc.[1]	520,021	824,330
75,000	FactSet Research Systems, Inc.	5,828,282	9,114,750
101,870	Guidewire Software, Inc.[1]	4,816,692	4,516,916
30,161	Mobileye N.V.[1,2]	754,025	1,616,328

		11,919,020	16,072,324

	Internet Software & Services (6.76%)
100,000	Benefitfocus, Inc.[1]	2,740,461	2,694,000
66,500	CoStar Group, Inc.[1]	12,236,395	10,343,410

		14,976,856	13,037,410

Total Information Technology		26,895,876	29,109,734

Materials (4.82%)
	Construction Materials (2.81%)
105,000	CaesarStone Sdot-Yam Ltd.[1,2]	4,611,409	5,426,400

	Industrial Gases (2.01%)
35,000	Airgas, Inc.	2,176,188	3,872,750

Total Materials		6,787,597	9,299,150

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares	Cost	Value

Common Stocks (continued)

Utilities (4.43%)
Electric Utilities (4.43%)
240,000	ITC Holdings Corp.	$5,358,002	$8,551,200

Total Common Stocks	129,065,692	183,355,105

Preferred Stocks (3.93%)

Telecommunication Services (3.93%)
Alternative Carriers (3.93%)
22,300	Iridium Communications Inc., Series B, 6.75%	5,814,082	7,595,157

Total Investments (98.95%)	$134,879,774	190,950,262

Cash and Other Assets Less Liabilities (1.05%)	2,016,930

Net Assets	$192,967,192

Retail Shares (Equivalent to $13.67 per share based on 3,297,937 shares outstanding)	$45,087,615

Institutional Shares (Equivalent to $13.82 per share based on 10,699,382 shares outstanding)	$147,879,577

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.90%)

Australia (2.95%)
105,000	Brambles Ltd.	$913,020	$875,200
45,869	Domino’s Pizza Enterprises Ltd.	337,258	1,053,413

Total Australia		1,250,278	1,928,613

Brazil (8.40%)
63,051	Cetip SA - Mercados Organizados	745,750	780,490
165,300	GOL Linhas Aéras Inteligentes SA, ADR[1]	947,465	795,093
322,072	Kroton Educacional SA	822,255	2,023,682
70,000	Smiles SA	876,904	1,109,591
52,000	TOTVS SA	343,786	790,914

Total Brazil		3,736,160	5,499,770

Canada (5.51%)
6,600	Constellation Software, Inc.	965,153	1,658,854
25,000	Crescent Point Energy Corp.	1,063,397	902,273
29,000	Suncor Energy, Inc.	1,048,283	1,048,350

Total Canada		3,076,833	3,609,477

China (5.62%)
7,800	Alibaba Group Holding Ltd., ADR[1]	634,636	693,030
51,171	Biostime International Holdings Ltd.	247,483	160,139
474,971	Haitong Securities Co., Ltd., Cl H	700,465	732,809
2,500,000	Kingdee International Software Group Co. Ltd.[1]	340,555	737,297
25,500	Perfect World Co. Ltd., ADR	551,840	502,095
57,500	Tencent Holdings Ltd.	101,016	853,816

Total China		2,575,995	3,679,186

France (4.36%)
5,500	Eurofins Scientific SE	333,103	1,424,090
14,000	Ingenico SA	224,422	1,430,177

Total France		557,525	2,854,267

Germany (11.65%)
15,000	Brenntag AG	773,786	737,179
35,000	Deutsche Post AG	702,081	1,122,410
14,000	Fuchs Petrolub SE	567,653	508,997
85,426	PATRIZIA Immobilien AG1	445,649	1,145,870
20,000	ProSiebenSat.1 Media AG	946,205	796,985
145,000	RIB Software AG	1,180,019	1,986,178
25,000	Symrise AG	313,128	1,331,571

Total Germany		4,928,521	7,629,190

Shares		Cost	Value

Common Stocks (continued)

Hong Kong (2.09%)
225,000	Luk Fook Holdings International Ltd.	$693,588	$653,425
225,400	Wynn Macau Ltd.	296,122	716,998

Total Hong Kong		989,710	1,370,423

India (3.95%)
125,000	Axis Bank Ltd.	581,281	764,451
210,000	DEN Networks Ltd.[1]	546,278	501,198
72,067	Hathway Cable and Datacom Ltd.[1]	210,644	339,973
30,000	Larsen & Toubro Ltd.	613,894	708,347
50,000	Sun TV Network Ltd.	357,194	273,761

Total India		2,309,291	2,587,730

Indonesia (2.79%)
557,473	Matahari Department Store Tbk PT	692,346	742,306
1,250,000	Sarana Menara Nusantara Tbk PT1	260,297	430,858
1,000,000	Tower Bersama Infrastructure Tbk PT	369,228	656,545

Total Indonesia		1,321,871	1,829,709

Ireland (1.47%)
17,000	Ryanair Holdings plc, ADR[1]	412,174	959,310

Israel (5.16%)
23,000	Check Point Software Technologies Ltd.[1]	1,142,649	1,592,520
27,000	Mellanox Technologies Ltd.[1]	1,041,113	1,211,490
10,754	Mobileye N.V.[1]	268,850	576,307

Total Israel		2,452,612	3,380,317

Japan (12.86%)
25,000	Bridgestone Corp.	480,797	825,621
70,000	Daiwa Securities Group, Inc.	679,306	554,575
7,800	FANUC Corp.	708,043	1,408,872
32,000	Mitsui Fudosan Co. Ltd.	614,419	980,205
80,000	Rakuten, Inc.	1,090,392	921,267
30,000	Sanrio Co. Ltd.	919,148	869,843
23,500	SoftBank Corp.	794,072	1,647,518
35,000	Sony Financial Holdings, Inc.	541,056	566,127
155,000	Sumitomo Mitsui Trust Holdings, Inc.	709,054	645,156

Total Japan		6,536,287	8,419,184

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Korea, Republic of (0.89%)
14,000	WeMade Entertainment Co., Ltd. [1]	$610,448	$583,748

Norway (4.06%)
30,000	DNB ASA	473,763	561,734
88,200	Opera Software ASA	739,346	1,234,848
27,624	Seadrill Partners, LLC	607,728	861,592

Total Norway		1,820,837	2,658,174

Russian Federation (0.51%)
12,000	Yandex N.V., Cl A [1]	315,512	333,540

South Africa (1.41%)
193,000	Steinhoff International Holdings Ltd.	875,945	925,079

Spain (2.67%)
38,000	Grifols SA, ADR	749,115	1,334,940
15,000	Inditex SA	442,569	414,438

Total Spain		1,191,684	1,749,378

Sweden (1.03%)
40,000	Lundin Petroleum AB [1]	635,786	676,829

Switzerland (3.17%)
8,500	Compagnie Financière Richemont SA	154,435	697,575
18,067	Julius Baer Group Ltd.	424,785	810,905
9,000	Syngenta AG, ADR	408,858	570,330

Total Switzerland		988,078	2,078,810

United Kingdom (10.86%)
244,738	AO World plc [1]	1,111,318	745,903
14,000	Croda International plc	568,133	465,951
110,000	Domino’s Pizza Group plc	996,579	1,012,895
38,000	easyJet plc	858,775	876,621
40,000	Experian plc	242,809	637,760
75,000	Inchcape plc	639,289	783,016
16,000	Intertek Group plc	274,140	679,846
230,028	Just Eat plc [1]	984,807	1,100,084
150,000	Premier Oil plc	745,852	809,764

Total United Kingdom		6,421,702	7,111,840

United States (5.49%)
26,000	Agilent Technologies, Inc.	710,610	1,481,480
15,000	Arch Capital Group Ltd. [1]	293,022	820,800
3,000	Core Laboratories N.V.	127,140	439,050
75,000	Nomad Holdings Ltd. [1]	749,250	853,125

Total United States		1,880,022	3,594,455

Total Common Stocks		44,887,271	63,459,029

Shares		Cost	Value

Warrants (0.06%)

United States (0.06%)
75,000	Nomad Holdings Ltd. Warrants Exp 4/10/2017 [1]	$750	$39,000

Principal Amount

Short Term Investments (3.16%)

$2,067,676	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2014, 0.00% due 10/1/2014; Proceeds at maturity - $2,067,676; (Fully collateralized by $2,110,000 U.S. Treasury Note, 2.125% due 6/30/2021; Market value - $2,110,000)[2]	2,067,676	2,067,676

Total Investments (100.12%)		$46,955,697	65,565,705

Liabilities Less Cash and Other Assets (-0.12%)			(81,430)

Net Assets			$65,484,275

Retail Shares (Equivalent to $18.41 per share based on 1,071,652 shares outstanding)			$19,734,261

Institutional Shares (Equivalent to $18.55 per share based on 2,466,104 shares outstanding)			$45,750,014

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of September 30, 2014	of Net Assets

Consumer Discretionary	23.5%
Information Technology	23.3
Industrials	13.4
Financials	12.8
Energy	7.2
Health Care	6.5
Materials	4.4
Telecommunication Services	4.2
Unclassified	1.4
Consumer Staples	0.3
Cash and Cash Equivalents*	3.0

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (97.17%)

Consumer Discretionary (39.49%)
	Casinos & Gaming (6.13%)
488,450	Las Vegas Sands Corp.	$27,061,237	$30,386,474
1,006,117	Pinnacle Entertainment, Inc.[1]	17,389,348	25,243,476
189,800	Wynn Resorts Ltd.	23,808,799	35,507,784

		68,259,384	91,137,734
	Home Furnishings (3.10%)
341,857	Mohawk Industries, Inc.[1]	45,217,233	46,089,161

	Home Improvement Retail (6.39%)
696,807	Home Depot, Inc.	55,474,422	63,925,074
589,700	Lowe’s Companies, Inc.	24,548,621	31,206,924

		80,023,043	95,131,998
	Homebuilding (4.34%)
1,409,400	Brookfield Residential Properties, Inc.[1,2]	29,554,965	26,623,566
1,160,000	DR Horton, Inc.	24,033,166	23,803,200
452,300	Toll Brothers, Inc.[1]	15,215,210	14,093,668

		68,803,341	64,520,434
	Hotels, Resorts & Cruise Lines (19.53%)
1,394,999	Diamond Resorts International, Inc.[1]	21,440,405	31,750,177
891,748	Extended Stay America, Inc.	19,538,057	21,170,098
991,806	Hyatt Hotels Corp., Cl A1	44,536,422	60,024,099
178,039	Marriott Vacations Worldwide Corp.[1]	8,057,025	11,289,453
697,700	Norwegian Cruise Line Holdings Ltd.[1,2]	20,198,744	25,131,154
942,350	Starwood Hotels & Resorts Worldwide, Inc.	64,866,096	78,412,943
772,900	Wyndham Worldwide Corp.	49,240,935	62,805,854

		227,877,684	290,583,778

Total Consumer Discretionary		490,180,685	587,463,105

Energy (0.63%)
	Oil & Gas Storage & Transportation (0.63%)
271,432	Golar LNG Partners L.P.[2]	8,618,762	9,424,119

Shares		Cost	Value

Common Stocks (continued)

Financials (30.91%)
	Diversified Real Estate Activities (1.27%)
418,900	Brookfield Asset Management, Inc., Cl A2	$15,497,738	$18,833,744

	Diversified REITs (1.00%)
148,600	Vornado Realty Trust	12,733,743	14,854,056

	Hotel & Resort REITs (3.95%)
433,500	LaSalle Hotel Properties	11,655,547	14,843,040
1,914,750	Strategic Hotels & Resorts, Inc.[1]	15,778,605	22,306,837
1,565,600	Sunstone Hotel Investors, Inc.	18,867,815	21,636,592

		46,301,967	58,786,469
	Mortgage REITs (1.29%)
706,757	Blackstone Mortgage Trust, Inc., Cl A	19,208,904	19,153,115

	Office REITs (3.19%)
972,686	CyrusOne, Inc.	20,891,171	23,383,371
595,886	Douglas Emmett, Inc.	14,022,825	15,296,394
87,100	SL Green Realty Corp.	7,457,121	8,824,972

		42,371,117	47,504,737
	Real Estate Development (1.22%)
120,777	The Howard Hughes Corp.[1]	14,769,029	18,116,550

	Real Estate Operating Companies (3.54%)
1,095,000	Forest City Enterprises, Inc., Cl A1	20,490,487	21,418,200
1,764,514	Kennedy Wilson Europe Real Estate plc (United Kingdom)[2,3]	30,440,816	31,237,121

		50,931,303	52,655,321
	Real Estate Services (9.05%)
1,746,500	CBRE Group, Inc., Cl A1	40,266,593	51,940,910
413,130	Jones Lang LaSalle, Inc.	40,102,454	52,194,844
1,273,717	Kennedy-Wilson Holdings, Inc.	21,668,645	30,518,259

		102,037,692	134,654,013
	Residential REITs (1.61%)
372,434	American Campus Communities, Inc.	13,242,797	13,575,219
1,016,888	Education Realty Trust, Inc.	9,912,699	10,453,609

		23,155,496	24,028,828

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks(continued)

Financials(continued)

	Retail REITs (1.84%)
108,600	Simon Property Group, Inc.	$15,831,422	$17,856,012
292,800	Tanger Factory Outlet Centers, Inc.	9,543,667	9,580,416

		25,375,089	27,436,428
	Specialized REITs (2.12%)
155,550	Alexandria Real Estate Equities, Inc.[3]	10,306,502	11,471,813
214,396	American Tower Corp.	16,794,872	20,073,897

		27,101,374	31,545,710
	Thrifts & Mortgage Finance (0.83%)
577,916	Essent Group, Ltd.[1,2]	11,978,297	12,373,182

Total Financials		391,461,749	459,942,153

Health Care (12.23%)
	Health Care Facilities (12.23%)
4,180,100	Brookdale Senior Living, Inc.[1]	113,930,058	134,682,822
2,228,063	Capital Senior Living Corp.[1,4]	48,627,349	47,301,778

Total Health Care		162,557,407	181,984,600

Industrials (1.99%)
	Building Products (1.99%)
2,760,116	Builders FirstSource, Inc.[1]	18,456,809	15,042,632
459,159	Owens Corning	16,996,701	14,578,298

Total Industrials		35,453,510	29,620,930

Information Technology (3.13%)
	IT Consulting & Other Services (3.13%)
219,151	Equinix, Inc. [1,3]	42,752,632	46,565,204

Materials (1.69%)
	Construction Materials (1.69%)
485,700	CaesarStone Sdot-Yam Ltd.[1,2]	13,212,735	25,100,976

Telecommunication Services (4.84%)
	Wireless Telecommunication Services (4.84%)
57,211,650	Sarana Menara Nusantara Tbk PT (Indonesia)[1,2,5]	15,144,114	19,720,060
269,800	SBA Communications Corp., Cl A1	21,583,639	29,920,820
34,047,909	Tower Bersama Infrastructure Tbk PT (Indonesia)[2]	17,742,224	22,353,982

Total Telecommunication Services		54,469,977	71,994,862

Shares		Cost	Value

Common Stocks (continued)

Utilities (2.26%)
	Electric Utilities (2.26%)
517,800	Brookfield Infrastructure Partners L.P.[2]	$19,389,752	$19,676,400
391,300	ITC Holdings Corp.	11,965,190	13,942,019

Total Utilities		31,354,942	33,618,419

Total Common Stocks		1,230,062,399	1,445,714,368

Principal Amount

Short Term Investments (2.30%)

$34,200,371	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2014, 0.00% due 10/1/2014; Proceeds at maturity - $34,200,371; (Fully collateralized by $34,885,000 U.S. Treasury Note, 2.125% due 6/30/2021; Market value - $34,885,000)[5]	34,200,371	34,200,371

Total Investments (99.47%)		$1,264,262,770	1,479,914,739

Cash and Other Assets Less Liabilities (0.53%)			7,929,794

Net Assets			$1,487,844,533

Retail Shares (Equivalent to $23.73 per share based on 28,897,844 shares outstanding)			$685,692,018

Institutional Shares (Equivalent to $23.97 per share based on 33,470,830 shares outstanding)			$802,152,515

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (88.28%)

Brazil (13.15%)
1,471,275	Cetip SA - Mercados Organizados	$17,153,651	$18,212,494
900,000	Estácio Participações SA	9,258,718	9,353,897
3,299,300	GOL Linhas Aéras Inteligentes SA, ADR[1]	19,142,371	15,869,633
5,626,512	Kroton Educacional SA	29,064,044	35,353,183
403,000	Linx SA	8,052,130	8,429,619
351,000	M. Dias Branco SA	14,442,364	13,998,415
950,000	Multiplus SA	12,332,879	11,457,052
1,400,000	Smiles SA	22,117,328	22,191,809
930,818	TOTVS SA	15,058,745	14,157,636

Total Brazil		146,622,230	149,023,738

Canada (0.31%)
800,000	Africa Oil Corp.[1]	6,162,517	3,514,443

Chile (1.07%)
465,000	Sociedad Química y Minera de Chile SA, ADR	12,982,278	12,155,100

China (15.32%)
176,000	Alibaba Group Holding Ltd., ADR[1]	14,303,397	15,637,600
2,094,829	Biostime International Holdings Ltd.	13,674,120	6,555,741
2,968,000	China Mengniu Dairy Co. Ltd.	13,993,568	12,193,307
13,000,000	China Petroleum & Chemical Corp., Cl H	13,391,443	11,384,637
7,000,000	China Unicom (Hong Kong) Ltd.	11,491,832	10,457,381
14,401,000	Haitong Securities Co., Ltd., Cl H	22,704,341	22,218,585
35,000,000	Kingdee International Software Group Co. Ltd.[1]	11,060,161	10,322,157
595,000	Perfect World Co. Ltd., ADR	12,322,238	11,715,550
8,999,000	Shandong Weigao Group Medical Polymer Co. Ltd.	10,084,514	8,935,432
14,500,600	Sihuan Pharmaceutical Holdings Group Ltd.	6,860,118	10,943,356
3,000,000	Sinopharm Group Co. Ltd., Cl H	10,638,014	10,953,206
496,515	TAL Education Group, ADR[1]	13,661,466	17,348,234
1,027,000	Tencent Holdings Ltd.	13,977,274	15,249,889
201,500	WuXi PharmaTech (Cayman), Inc., ADR[1]	6,383,375	7,056,530
10,000,000	Yashili International Holdings Ltd.	4,561,784	2,717,374

Total China		179,107,645	173,688,979

Shares		Cost	Value

Common Stocks (continued)

Hong Kong (3.47%)
4,000,000	Luk Fook Holdings International Ltd.	$13,079,019	$11,616,451
7,040,000	Man Wah Holdings Ltd.	11,697,112	10,353,941
3,097,000	Melco International Development Ltd.	10,131,318	7,179,276
3,200,000	Wynn Macau Ltd.	13,205,018	10,179,205

Total Hong Kong		48,112,467	39,328,873

India (16.23%)
1,962,000	Amara Raja Batteries Ltd.	12,261,648	19,011,640
2,400,000	Axis Bank Ltd.	12,708,740	14,677,461
3,851,000	Crompton Greaves Ltd.	11,381,658	12,539,445
2,972,679	DEN Networks Ltd.[1]	8,297,340	7,094,768
10,499,000	Dish TV India Ltd.[1]	9,676,362	9,154,326
900,000	Divi’s Laboratories Ltd.	19,365,191	26,235,670
1,154,000	Hathway Cable and Datacom Ltd.[1]	5,093,897	5,443,943
560,000	Larsen & Toubro Ltd.	12,875,086	13,222,474
760,653	Lupin Ltd.	12,607,242	17,189,206
1,300,000	PVR Ltd.	12,092,341	14,719,722
1,850,000	Sun TV Network Ltd.	11,821,325	10,129,169
1,541,000	Torrent Pharmaceuticals Ltd.	14,412,041	21,743,919
2,504,000	Zee Entertainment Enterprises Ltd.	10,864,027	12,736,911

Total India		153,456,898	183,898,654

Indonesia (5.39%)
18,542,000	Bank Rakyat Indonesia (Persero) Tbk PT	14,442,731	15,863,796
12,503,527	Matahari Department Store Tbk PT	15,959,424	16,649,136
27,631,350	Sarana Menara Nusantara Tbk PT1	8,841,958	9,524,142
29,015,000	Tower Bersama Infrastructure Tbk PT	15,633,737	19,049,651

Total Indonesia		54,877,850	61,086,725

Korea, Republic of (6.07%)
45,000	CJ O Shopping Co., Ltd.	16,076,609	13,718,550
326,000	Grand Korea Leisure Co., Ltd.	13,732,899	12,959,678
230,000	KIA Motors Corp.	12,100,168	11,704,335
11,000	Samsung Electronics Co., Ltd.	14,436,630	12,342,099
435,000	WeMade Entertainment Co., Ltd.[1]	16,928,584	18,137,882

Total Korea, Republic of		73,274,890	68,862,544

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Mexico (2.88%)
215,000	Fomento Económico Mexicano S.A.B. de C.V., ADR	$20,016,833	$19,790,750
2,100,000	Infraestructura Energetica Nova S.A.B de C.V.	11,898,434	12,827,817

Total Mexico		31,915,267	32,618,567

Norway (1.79%)
1,448,500	Opera Software ASA	19,040,853	20,279,789

Philippines (4.87%)
20,505,000	Ayala Land, Inc.	13,822,423	15,969,021
4,500,000	BDO Unibank, Inc.	9,413,986	9,831,764
115,450,000	Metro Pacific Investments Corp.	12,364,743	12,605,538
4,022,000	Universal Robina Corp.	11,492,570	16,759,267

Total Philippines		47,093,722	55,165,590

Russian Federation (0.51%)
208,000	Yandex N.V., Cl A1	6,399,324	5,781,360

Singapore (1.17%)
6,250,000	Global Logistic Properties Ltd.	13,933,737	13,277,024

South Africa (5.33%)
692,700	Aspen Pharmacare Holdings Ltd.	18,507,474	20,659,285
505,000	Bidvest Group Ltd.	13,828,302	12,792,006
475,000	Mr Price Group Ltd.	9,127,354	8,939,022
3,750,000	Steinhoff International Holdings Ltd.	15,850,488	17,974,341

Total South Africa		57,313,618	60,364,654

Taiwan, Province of China (7.77%)
6,371,000	Far EasTone Telecommunications Co., Ltd.	13,617,082	12,210,237
1,025,000	Ginko International Co., Ltd.	18,051,022	13,815,152
1,676,180	HIWIN Technologies Corp.	15,600,829	14,987,786
1,000,000	MediaTek Inc.	15,150,842	14,809,579
3,050,000	Novatek Microelectronics Corp.	13,931,646	15,089,827
850,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,968,871	17,153,000

Total Taiwan, Province of China		92,320,292	88,065,581

Shares		Cost	Value

Common Stocks (continued)

Thailand (1.88%)
2,051,000	Bangkok Bank Public Co., Ltd., NVDR	$11,824,351	$12,903,747
12,500,000	L.P.N. Development PCL, Cl F	6,648,494	8,365,459

Total Thailand		18,472,845	21,269,206

United Arab Emirates (0.56%)
20,062,000	SHUAA Capital psc[1]	6,684,893	6,390,651

United Kingdom (0.51%)
5,250,000	Lekoil Ltd. [1]	6,097,868	5,787,506

Total Common Stocks		973,869,194	1,000,558,984

Preferred Stocks (0.04%)

India (0.04%)
30,983,400	Zee Entertainment Enterprises Ltd., 6% due 3/5/2022	367,971	421,407

Principal Amount

Convertible Bonds (0.53%)

China (0.53%)
$50,000,000	Biostime International Holdings Ltd., 0.00% due 2/20/2019[1]	6,590,207	5,956,329

Short Term Investments (10.50%)

118,990,756	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2014, 0.00% due 10/1/2014; Proceeds at maturity - $118,990,756; (Fully collateralized by $121,375,000 U.S. Treasury Note, 2.125% due 6/30/2021; Market value - $121,375,000)[2]	118,990,756	118,990,756

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (UNAUDITED)

	Cost	Value

Total Investments (99.35%)	$1,099,818,128	$1,125,927,476

Cash and Other Assets Less Liabilities (0.65%)		7,422,120

Net Assets		$1,133,349,596

Retail Shares (Equivalent to $11.91 per share based on 49,371,118 shares outstanding)		$588,133,086

Institutional Shares (Equivalent to $11.96 per share based on 45,604,045 shares outstanding)		$545,216,510

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of September 30, 2014	Percentage of Net Assets

Consumer Discretionary	24.4%
Information Technology	15.8
Financials	13.3
Health Care	12.1
Industrials	7.8
Consumer Staples	6.9
Telecommunication Services	4.5
Energy	1.8
Utilities	1.1
Materials	1.1
Cash and Cash Equivalents*	11.2

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (93.31%)

Energy (77.25%)
	Oil & Gas Drilling (2.11%)
11,546	Helmerich & Payne, Inc.	$940,980	$1,130,007
11,767	Seadrill Partners, LLC[2]	320,913	367,013

		1,261,893	1,497,020
	Oil & Gas Equipment & Services (15.74%)
8,050	Core Laboratories N.V.[2]	1,238,774	1,178,117
56,442	Forum Energy Technologies, Inc.[1]	1,640,560	1,727,690
41,196	Halliburton Co.	2,257,824	2,657,554
6,243	National Oilwell Varco, Inc.	392,769	475,092
14,031	Oil States International, Inc.[1]	777,238	868,519
16,090	RigNet, Inc.[1]	610,553	650,840
58,457	Superior Energy Services, Inc.	1,711,738	1,921,482
85,700	Tesco Corp.[2]	1,691,272	1,701,145

		10,320,728	11,180,439
	Oil & Gas Exploration & Production (33.59%)
9,939	Anadarko Petroleum Corporation	967,961	1,008,212
19,500	Antero Resources Corp.[1]	1,061,689	1,070,355
42,476	Athlon Energy, Inc.[1]	1,443,235	2,473,378
49,048	Bonanza Creek Energy, Inc.[1]	2,137,491	2,790,831
23,600	Cabot Oil & Gas Corp.	814,901	771,484
21,399	Concho Resources, Inc.[1]	2,281,646	2,683,221
8,868	EOG Resources, Inc.	777,689	878,109
34,836	Gulfport Energy Corp.[1]	2,090,024	1,860,242
65,302	Kodiak Oil & Gas Corp.[1,2]	638,948	886,148
528,400	Lekoil Ltd. (United Kingdom)[1,2]	593,215	582,499
13,149	Noble Energy, Inc.	827,998	898,866
43,838	Oasis Petroleum, Inc.[1]	1,942,275	1,832,867
94,900	Parsley Energy, Inc., Cl A1	1,919,364	2,024,217
64,700	RSP Permian, Inc.[1]	1,454,204	1,653,732
31,248	SM Energy Co.	2,234,821	2,437,344

		21,185,461	23,851,505
	Oil & Gas Refining & Marketing (1.40%)
11,778	Marathon Petroleum Corp.	983,706	997,243
Shares		Cost	Value

Common Stocks (Continued)

Energy (continued)
	Oil & Gas Storage & Transportation (24.41%)
61,850	Atlas Energy, L.P.	$2,800,801	$2,721,400
19,335	Golar LNG Ltd.[2]	724,855	1,283,844
46,521	PBF Logistics LP	1,193,983	1,177,912
11,340	Phillips 66 Partners LP	323,570	756,945
39,742	Rose Rock Midstream, L.P.	1,643,754	2,350,739
111,804	Scorpio Tankers Inc.[2]	1,036,767	929,091
48,640	Tallgrass Energy Partners, LP	1,351,389	2,203,878
8,646	Targa Resources Corp.	642,952	1,177,326
10,728	Tesoro Logistics LP	568,165	759,221
15,800	Valero Energy Partners LP	378,377	705,154
10,876	Western Gas Equity Partners LP	434,510	662,783
8,437	Western Gas Partners, LP	497,657	632,775
56,639	Western Refining Logistics, LP	1,543,560	1,972,170

		13,140,340	17,333,238

Total Energy		46,892,128	54,859,445

Industrials (6.17%)
	Construction & Engineering (2.21%)
24,300	Badger Daylighting Ltd. (Canada)[2]	799,988	605,791
36,002	Primoris Services Corp.	847,460	966,294

		1,647,448	1,572,085
	Electrical Components & Equipment (0.37%)
6,863	Polypore International, Inc.[1]	273,545	267,040

	Industrial Machinery (2.38%)
16,194	Chart Industries, Inc.[1]	1,316,420	989,939
9,900	Flowserve Corp.	715,179	698,148

		2,031,599	1,688,087
	Trading Companies & Distributors (1.21%)
36,800	MRC Global, Inc.[1]	993,114	858,176

Total Industrials		4,945,706	4,385,388

Information Technology (1.75%)
	Semiconductor Equipment (1.75%)
65,700	SunEdison, Inc. [1]	1,343,585	1,240,416

See Notes to Schedules of Investments.

Baron Energy and Resources Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Materials (6.56%)
	Commodity Chemicals (0.95%)
23,332	Westlake Chemical Partners LP1	$636,117	$676,628

	Diversified Metals & Mining (0.55%)
11,937	Freeport-McMoRan Copper & Gold, Inc.	417,329	389,743

	Specialty Chemicals (3.12%)
84,952	Flotek Industries, Inc.[1]	2,016,051	2,214,699

	Steel (1.94%)
32,217	SunCoke Energy, Inc.[1]	615,106	723,272
22,277	SunCoke Energy Partners LP	521,966	655,612

		1,137,072	1,378,884

Total Materials		4,206,569	4,659,954

Utilities (1.58%)
	Renewable Electricity (1.58%)
10,948	Abengoa Yield plc[1,2]	352,626	389,530
25,310	TerraForm Power, Inc., Cl A1	734,597	730,446

Total Utilities		1,087,223	1,119,976

Total Common Stocks		58,475,211	66,265,179

Principal Amount		Cost	Value

Short Term Investments (7.08%)

$5,028,565	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2014, 0.00% due 10/1/2014; Proceeds at maturity - $5,028,565; (Fully collateralized by $5,130,000 U.S. Treasury Note, 2.125% due 6/30/2021; Market value - $5,130,000)[3]	$5,028,565	$5,028,565

Total Investments (100.39%)		$63,503,776	71,293,744

Liabilities Less Cash and Other Assets (-0.39%)			(275,454)

Net Assets			$71,018,290

Retail Shares (Equivalent to $13.05 per share based on 3,622,226 shares outstanding)			$47,283,121

Institutional Shares (Equivalent to $13.15 per share based on 1,805,223 shares outstanding)			$23,735,169

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (93.05%)

Brazil (5.71%)
18,367	Cetip SA - Mercados Organizados	$196,454	$227,360
12,663	Smiles SA	202,747	200,725

Total Brazil		399,201	428,085

Canada (3.25%)
2,056	Brookfield Asset Management, Inc., Cl A	67,929	92,438
604	Constellation Software, Inc.	139,461	151,810

Total Canada		207,390	244,248

China (12.89%)
2,684	Alibaba Group Holding Ltd., ADR [1]	231,023	238,473
1,037	Baidu, Inc., ADR [1]	143,994	226,305
4,150	Qunar Cayman Islands Ltd., ADR [1]	62,250	114,747
9,490	TAL Education Group, ADR [1]	216,237	331,581
3,138	Youku Tudou, Inc., ADR [1]	73,321	56,233

Total China		726,825	967,339

India (3.90%)
2,699	ICICI Bank Limited, ADR	95,316	132,521
3,291	Just Dial Ltd.	49,159	86,895
2,625	MakeMyTrip, Ltd. [1]	52,793	73,054

Total India		197,268	292,470

Indonesia (8.14%)
1,116,770	Sarana Menara Nusantara Tbk PT [1]	321,392	384,935
343,836	Tower Bersama Infrastructure Tbk PT	157,981	225,744

Total Indonesia		479,373	610,679

Israel (4.07%)
5,499	Mellanox Technologies Ltd. [1]	216,341	246,740
1,091	Mobileye N.V. [1]	27,275	58,467

Total Israel		243,616	305,207

Japan (3.88%)
4,156	SoftBank Corp.	324,658	291,365

Netherlands (1.75%)
1,316	ASML Holding N.V.	91,106	131,012

Norway (0.99%)
2,392	Seadrill Partners, LLC	54,857	74,606

Shares		Cost	Value

Common Stocks (continued)

Spain (2.25%)
4,800	Grifols SA, ADR	$192,456	$168,624

United Kingdom (6.69%)
35,617	AO World plc [1]	178,111	108,552
6,934	ARM Holdings plc	113,571	101,844
61,037	Just Eat plc [1]	263,150	291,903

Total United Kingdom		554,832	502,299

United States (39.53%)
6,784	Acxiom Corp. [1]	139,334	112,275
1,039	Amazon.com, Inc. [1]	293,020	335,015
5,274	Atlas Energy, L.P.	221,212	232,056
2,969	Benefitfocus, Inc. [1]	134,141	79,985
5,026	Coupons.com Incorporated [1]	80,416	60,111
4,702	Facebook Inc., Cl A [1]	126,568	371,646
636	Google, Inc., Cl C [1]	322,674	367,201
1,710	Illumina, Inc. [1]	74,766	280,303
3,304	Medidata Solutions, Inc. [1]	150,875	146,334
689	Monsanto Co.	56,646	77,520
1,128	Pacira Pharmaceuticals, Inc. [1]	83,154	109,326
5,126	PBF Logistics LP	120,443	129,791
197	The Priceline Group, Inc. [1]	167,416	228,240
3,975	Tallgrass Energy Partners, LP	92,964	180,107
1,985	TerraForm Power, Inc., Cl A [1]	56,806	57,287
2,161	Westlake Chemical Partners LP [1]	58,450	62,669
6,216	Xoom Corporation [1]	123,464	136,441

Total United States		2,302,349	2,966,307

Total Common Stocks		5,773,931	6,982,241

Principal Amount

Short Term Investments (6.65%)

$498,473	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/2014, 0.00% due 10/1/2014; Proceeds at maturity - $498,473; (Fully collateralized by $510,000 U.S. Treasury Note, 2.125% due 6/30/2021; Market value - $510,000)[2]	498,473	498,473

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2014 (UNAUDITED)

	Cost	Value

Total Investments (99.70%)	$6,272,404	$7,480,714

Cash and Other Assets Less Liabilities (0.30%)		22,791

Net Assets		$7,503,505

Retail Shares (Equivalent to $14.05 per share based on 244,994 shares outstanding)		$3,443,070

Institutional Shares (Equivalent to $14.13 per share based on 287,382 shares outstanding)		$4,060,435

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector	Percentage
as of September 30, 2014	of Net Assets

Information Technology	35.4%
Consumer Discretionary	19.4
Telecommunication Services	12.0
Health Care	9.4
Energy	8.2
Financials	6.0
Materials	1.9
Utilities	0.8
Cash and Cash Equivalents*	6.9

100.0%

* Includes short term investments.

See Notes to Schedules of Investments.

Baron Select Funds	September 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Fund and Baron Energy and Resources Fund, which are non-diversified; and Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. The Funds’ investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Energy and Resources Fund invests its assets primarily in U.S. and non-U.S. energy and resources companies and related companies and energy and resources master limited partnerships (“MLPs”) of any market capitalization.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

Baron Select Funds	September 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At September 30, 2014, the Funds did not have any securities on loan.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

e) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. RESTRICTED SECURITIES

At September 30, 2014, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At September 30, 2014, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$46,081,111
(Cost $41,134,888) (2.54% of Net Assets)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•	Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

Baron Select Funds	September 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
	Quoted Prices in
	Active Markets for	Other Observable
	Identical Assets	Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$2,182,652,943	$-	$-	$2,182,652,943
Private Equity Investments	-	-	46,081,111	46,081,111
Short Term Investments	-	302,481	-	302,481

Total Investments	$2,182,652,943	$302,481	$46,081,111	$2,229,036,535

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2014.There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended September 30, 2014.

	Baron Focused Growth Fund
	Quoted Prices in
	Active Markets for	Other Observable
	Identical Assets	Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$183,355,105	$-	$-	$183,355,105
Preferred Stocks	7,595,157	-	-	7,595,157

Total Investments	$190,950,262	$-	$-	$190,950,262

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2014.There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended September 30, 2014.

	Baron International Growth Fund
	Quoted Prices in
	Active Markets for	Other Observable
	Identical Assets	Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$63,459,029	$-	$-	$63,459,029
Warrants	39,000	-	-	39,000
Short Term Investments	-	2,067,676	-	2,067,676

Total Investments	$63,498,029	$2,067,676	$-	$65,565,705

$19,811,686 was transferred out of Level 2 into Level 1 at September 30, 2014 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

	Baron Real Estate Fund
	Quoted Prices in
	Active Markets for	Other Observable
	Identical Assets	Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$1,445,714,368	$-	$-	$1,445,714,368
Short Term Investments	-	34,200,371	-	34,200,371

Total Investments	$1,445,714,368	$34,200,371	$-	$1,479,914,739

$42,074,042 was transferred out of Level 2 into Level 1 at September 30, 2014 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

†See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	September 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Baron Emerging Markets Fund
	Quoted Prices in
	Active Markets for	Other Observable
	Identical Assets	Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$1,000,558,984	$-	$-	$1,000,558,984
Preferred Stocks	421,407	-	-	421,407
Convertible Bonds	5,956,329	-	-	5,956,329
Short Term Investments	-	118,990,756	-	118,990,756

Total Investments	$1,006,936,720	$118,990,756	$-	$1,125,927,476

$187,223,276 was transferred out of Level 2 into Level 1 at September 30, 2014 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

	Baron Energy and Resources Fund
	Quoted Prices in
	Active Markets for	Other Observable
	Identical Assets	Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$66,265,179	$-	$-	$66,265,179
Short Term Investments	-	5,028,565	-	5,028,565

Total Investments	$66,265,179	$5,028,565	$-	$71,293,744

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on September 30, 2014.There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the nine month period ended September 30, 2014.

	Baron Global Advantage Fund
	Quoted Prices in
	Active Markets for	Other Observable
	Identical Assets	Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks†	$6,982,241	$-	$-	$6,982,241
Short Term Investments	-	498,473	-	498,473

Total Investments	$6,982,241	$498,473	$-	$7,480,714

$902,044 was transferred out of Level 2 into Level 1 at September 30, 2014 as a result of no longer adjusting closing prices for certain securities (as described in Note 2a), due to significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers-in and transfers-out at the fair value as of the end of the period.

†See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2013	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2014	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at September 30, 2014

Private Equity Investments
Consumer Discretionary	$13,923,000	$–	$(23,400,00)	$25,077,000	$–	$(15,600,000)	$–	$–	$–	$–
Financials	31,832,346	–	–	14,248,765	–	–	–	–	46,081,111	14,248,765

Total	$45,755,346	$–	$(23,400,000)	$39,325,765	$–	$(15,600,000)	$–	$–	$46,081,111	$14,248,765

Baron Select Funds	September 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of September 30, 2014 were as follows:

Baron Partners Fund
Sector	Company	Fair Value as of September 30, 2014	Valuation Technique	Unobservable Input	Weighted Average used on September 30, 2014	Range used on September 30, 2014
Private Equity Investments: Financials	Windy City Investments Holdings, L.L.C.	$46,081,111	Combination of scenario analysis, market comparables and option pricing methods
				Probability of IPO scenario	1%	1%
				Probability of acquisition scenario	99%	99%
				Discount for lack of marketability under IPO scenario	2.84%	2.84%
				Discount for lack of marketability under Acquisition scenario	0.21%	0.21%
				Estimated volatility of the returns of the enterprise value(1)	5.12%	5.12%
				EV/Run Rate EBITDA Multiple(2)	10.44X	8.11x to 13.93x
				Adjustment to the EBITDA Multiple due to leverage(2)	2.65%	2.65%
				Change in the composite equity index of comparable companies	-0.41%	-1.62% to -0.15%
				Estimated price per share at acquisition closing	$6.12	$6.12

(1)  The volatility was derived using the historical returns of the publicly traded debt of Nuveen Investments, Inc., historical returns of the SMI 100 Index and the historical returns of the equity of comparable public companies.

(2)  The multiple was derived as a simple average of the multiples of comparable companies. The derived EBITDA multiple was increased by 2.65% to 10.72x. This increase adjusts for leverage, as Nuveen Investments, Inc. is more levered than its comparable companies.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

Baron Select Funds	September 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of September 30, 2014, the components of net assets on a tax basis were substantially as follows:

	Baron	Baron	Baron	Baron	Baron	Baron Energy	Baron Global
	Partners	Focused Growth	International Growth	Real Estate	Emerging Markets	and Resources	Advantage
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Cost of investments	$1,367,109,520	$134,879,774	$46,955,697	$1,264,262,770	$1,099,818,128	$63,503,776	$6,272,404

Gross tax unrealized appreciation	873,044,319	59,172,018	20,441,058	227,148,816	80,244,951	9,261,152	1,471,892
Gross tax unrealized depreciation	(11,117,304)	(3,101,530)	(1,831,050)	(11,496,847)	(54,135,603)	(1,471,184)	(263,582)

Net tax unrealized appreciation	$861,927,015	$56,070,488	$18,610,008	$215,651,969	$26,109,348	$7,789,968	$1,208,310

6. TRANSACTIONS IN “AFFILIATED” COMPANIES 1

Baron Real Estate Fund
				Net Change in
	Value at			Unrealized			Shares Held	Value at
	December 31,	Purchase	Sales	Appreciation	Realized	Dividend	at September	September
Name of Issuer	2013	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	30, 2014	30, 2014

“Affiliated” Company as of September 30, 2014:
Capital Senior Living Corp.	$38,730,775	$14,844,485	$-	$(6,273,482)	$-	$-	2,228,063	$47,301,778

1  An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended September 30, 2014.

7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, The FASB issued “ ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods within those fiscal years. The Adviser is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Select Funds

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: November 24, 2014